Financial Instruments Measured at Fair Value and Concentrations of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Financial Instruments Measured at Fair Value and Concentrations of Credit Risk
3. FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE AND CONCENTRATIONS OF CREDIT RISK
Financial Instruments Measured at Fair Value and Financial Statement Presentation
Financial instruments including cash and cash equivalents, restricted cash, accounts payable, and all other current liabilities have carrying values that approximate fair value. The Company measures common stock warrants on a quarterly basis. The accounting guidance establishes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as of the measurement date as follows:
Level 1: Fair values are based on unadjusted quoted prices in active trading markets for identical assets and liabilities.
Level 2: Fair values are based on observable quoted prices other than those in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3: Fair values are based on at least one significant unobservable input for the asset or liability.
Fair Value Measurements and Financial Statement Presentation
The fair values of the Company’s financial instruments measured at fair value and their respective levels in the fair value hierarchy as of September 30, 2022, were as follows:

	September 30, 2022				September 30, 2022
	Fair Values of Assets				Fair Values of Liabilities
In Thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other items reported at fair value:
Common stock warrants	$—	$—	$—	$—	$—	$—	$402	$402

Total	$—	$—	$—	$—	$—	$—	$402	$402

The Company estimates the fair value of each Common Warrant as of the date of issuance and at the end of every fiscal period using a Black-Scholes option pricing model, which requires it to make predictive assumptions regarding future stock price volatility and dividend yield. The Company estimates the risk-free interest rate based on the United States Treasury zero-coupon yield curve for the remaining life of the Common Warrant. The Company estimates its future stock price volatility using its historical volatility over the remaining life of the Common Warrant. The Company does not pay dividends and does not expect to pay dividends in the foreseeable future.
The estimated fair values of the Common Warrants, and the assumptions used for the Black-Scholes option pricing model were as follows:

As of September 30, 2022

Estimated fair value of Common Warrants	$0.05
Assumptions:
Risk-free interest rate	4.1%
Expected volatility	85.0%
Expected term to liquidation (in years)	4.9
As of September 30, 2022, the Company had no other financial instruments measured at fair value.
The non-current portion of the Company’s financing lease obligations are also considered a financial instrument, which the Company measures at fair value for disclosure purposes. It is a Level 2 liability and as of December 31, 2021, it had a fair value of
$14.5
million. There is no non-current portion of the financing lease obligation at September 30, 2022.
Foreign Exchange Risk
Foreign currency fluctuations affect the Company’s foreign currency cash flows related primarily to payments to Cellectis. The Company’s principal foreign currency exposure is to the euro. The Company does not hedge these exposures, and it does not believe that the current level of foreign currency risk is significant to its operations.
Concentrations of Credit Risk
The Company invests its cash, cash equivalents, and restricted cash in highly liquid securities and investment funds. The Company diversifies the risk associated with investing in securities by allocating its investments to a diverse portfolio of short-dated, high investment-grade securities, which it classifies as short-term investments that are recorded at fair value in its consolidated financial statements. The Company maintains the credit risk in this portfolio in accordance with its internal policies and if necessary, makes changes to investments to minimize credit risk. The Company has not experienced any counterparty credit losses. As of September 30, 2022, the Company did not hold any short-term investments.

3. FINANCIAL INSTRUMENTS AND FAIR VALUE
Financial Instruments Measured at Fair Value and Financial Statement Presentation
Financial instruments including cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and all other current liabilities have carrying values that approximate fair value. The Company measures short-term investments and commodity derivative contracts at fair value on a recurring basis. The accounting guidance establishes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as of the measurement date as follows:
Level 1: Fair values are based on unadjusted quoted prices in active trading markets for identical assets and liabilities.
Level 2: Fair values are based on observable quoted prices other than those in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3: Fair values are based on at least one significant unobservable input for the asset or liability.
Fair Value Measurements and Financial Statement Presentation
As of December 31, 2021, the Company had no financial instruments measured at fair value. The fair values of the Company’s financial instruments measured at fair value and their respective levels in the fair value hierarchy as of December 31, 2020, were as follows:

	December 31, 2020				December 31, 2020
	Fair Values of Assets				Fair Values of Liabilities
In Thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other items reported at fair value:
Short-term investments	$11,698	$—	$—	$11,698	$—	$—	$—	$—
Commodity derivative contracts	467	—	—	467	—	—	—	—

Total	$12,165	$—	$—	$12,165	$—	$—	$—	$—

The non-current portion of the Company’s financing lease obligations are also considered a financial instrument, which it measures at fair value for disclosure purposes on a non-recurring
basis. It is a Level 2 liability and had a fair value of $14.5 million as of December 31, 2021, and a fair value of $15.2 million as of December 31, 2020.
As of December 31, 2021, the Company held no short-term investments. All of the Company’s short-term investments as of December 31, 2020, were in corporate debt securities.
Commodity Price Risk
Under the Company’s former go-to-market strategy for its soybean product line, it entered into hedging contracts to convert fixed price grain inventories and fixed price grain production agreements to floating prices, consistent with how the grain was sold. These hedging contracts allowed the counterparty to fix their sales prices at various times as defined in the contract. As a result of the continued wind-down of the soybean product line, the Company held no commodity derivative contracts as of December 31, 2021. As of December 31, 2020, the Company held commodity contracts with a notional amount of $12.8 million. The Company had no unrealized losses as of December 31, 2021, and $2.0 million of unrealized losses as of December 31, 2020.